Capital World Growth and Income Fund, Inc.
333 South Hope Street
Los Angeles, California  90071-1406

Phone (213) 486 9200
Fax (213) 486 9455

Vincent P. Corti
Secretary

February 6, 2012

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Capital World Growth and Income Fund, Inc.
File Nos. 033-54444 and 811-07338

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on January 31, 2012 of the Registrant’s Post-Effective Amendment No. 27 under the Securities Act of 1933 and Amendment No. 29 under the Investment Company Act of 1940.

Sincerely,

/s/ Vincent P. Corti

Vincent P. Corti